Options - Schedule of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning Balance	480,000	640,000
Number of Option Outstanding Exercisable, Beginning Balance	270,000	90,000
Number of Options, Granted	160,000
Number of Options, Cancelled	(140,000)	(160,000)
Number of Options, Exercised
Number of Options Outstanding, Ending Balance	500,000	480,000
Number of Options Outstanding Exercisable, Ending Balance	413,337	270,000
Weighted Average Exercise Price, Beginning Balance	$ 1.50	$ 1.50
Weighted Average Exercise Price Exercisable, Beginning Balance	1.50	1.50
Weighted Average Price, Granted
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Ending Balance	1.50	1.50
Weighted Average Exercise Price Exercisable, Ending Balance	$ 1.50	$ 1.50
Weighted Average Remaining Life in Years, Beginning Balance	1 year 2 months 19 days	1 year 9 months 22 days
Weighted Average Remaining Life in Years, Beginning Balance	1 year 1 month 20 days	2 years 1 month 20 days
Weighted Average Remaining Life in Years, Ending Balance	4 months 6 days	1 year 2 months 19 days
Weighted Average Remaining Life in Years, Ending Balance	2 months 8 days	1 year 1 month 20 days